ORGANIZATION AND DESCRIPTION OF BUSINESS, Going Concern and Liquidity (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Going concern and liquidity [Abstract]
Net loss	$ (8,366,642)	$ (1,148,255)
Accumulated deficit	(17,473,787)		$ (9,107,145)
Working capital	23,616,959
Cash and cash equivalents	$ 14,347,536	$ 3,053,691	$ 7,717,087